Accrued Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of accrued liabilities
Business and other taxes payable		$ 190
Accrued expenses	$ 15,000	25,000
Accrued salary	915	3,640
Accrued liabilities	$ 15,915	$ 28,830